GOING CONCERN	6 Months Ended
Jun. 30, 2018
Going concern [Abstract]
GOING CONCERN

NOTE 3. GOING CONCERN

The financial statements at June 30, 2018, at Dec 31, 2017, and for the period from April 15, 2011 (date of inception), to June 30, 2018, have been prepared in accordance with generally accepted principles in the United States applicable to a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business.  The Company incurred an accumulated deficits of $2,722,974 as of June 30, 2018 ($2,751,744 as of Dec 31, 2017), generated a net income of $28,770 for the six months period ended June 30, 2018 (a net loss of $97,271 for comparable period ended June 30, 2017). As of June 30, 2018, the Company has its current liabilities exceed its current assets resulting in negative working capital of $764,428 ($833,512 as of Dec 31, 2017). In view of the matters described above, recoverability of a major portion of the recorded asset amounts and realization of the portion of current liabilities into revenue shown in the accompanying balance sheets are dependent upon continued operations of the Company, which in turn are dependent upon the Company's ability to raise additional financing and to succeed in its future operations.  The Company may need additional cash resources to operate during the upcoming 12 months, and the continuation of the Company may be dependent upon the continuing financial support of investors, directors and/or shareholders of the Company. However, there is no assurance that equity or debt offerings will be successful in raising sufficient funds to assure the eventual profitability of the Company. These accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management plans to support the Company in operation and to maintain its business strategy is to raise funds through public and private offerings and to rely on officers and directors to perform essential functions with minimal compensation.  If we do not raise all of the money we need from a public offering, we will have to find alternative sources, such as a private placement of securities, or loans from our officers, directors or others.

Moreover, management has actively taken steps to revise its operating and financial requirements, which believes that will allow the Company to continue its operations throughout this fiscal year.